Long-term debt - Unsecured Bonds (Details) $ / shares in Units, shares in Millions		1 Months Ended									4 Months Ended	12 Months Ended
		Dec. 31, 2014 USD ($)	Dec. 31, 2014 NOK	Jul. 31, 2014 USD ($) $ / shares shares	Jun. 30, 2014 USD ($)	Mar. 31, 2014 SEK	Oct. 31, 2013 NOK	Mar. 31, 2013 NOK	Sep. 30, 2012 USD ($)	Oct. 31, 2010 USD ($) $ / shares	May. 31, 2014 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 NOK	Dec. 31, 2015 SEK	Oct. 31, 2015 USD ($)	Feb. 28, 2015 NOK	Dec. 31, 2014 NOK	Dec. 31, 2014 SEK	Jan. 31, 2014 USD ($)	Sep. 20, 2013 USD ($)	May. 31, 2012 USD ($)
Debt Instrument [Line Items]
Original amount of debt converted	[1]											$ 0	$ 584,000,000	$ 0
Debt outstanding		$ 12,620,000,000										10,661,000,000	12,620,000,000
Conversion of convertible bond													615,000,000
Net gain/(loss) on debt extinguishment												8,000,000	(54,000,000)	$ 0
Senior Unsecured Bond | US $500 Million Fixed Interest Bond
Debt Instrument [Line Items]
Debt, face amount		500,000,000										500,000,000	500,000,000									$ 500,000,000
Debt instrument, interest rate						6.625%																6.125%
Debt repurchased												$ 21,000,000
Net gain/(loss) on debt extinguishment		3,000,000
Senior Unsecured Bond | Floating interest rate bonds
Debt Instrument [Line Items]
Debt instrument, interest rate												4.94%			4.94%	4.94%
Senior Unsecured Bond | Floating interest rate bonds | Norwegian Interbank Offered Rate (NIBOR)
Debt Instrument [Line Items]
Basis spread on variable rate								3.75%
Description of variable rate basis								NIBOR
Senior Unsecured Bond | NOK1,500 Million Floating Interest Rate Bond
Debt Instrument [Line Items]
Debt, face amount | NOK							NOK 1,500,000,000								NOK 1,500,000,000			NOK 1,500,000,000.0	NOK 1,500,000,000
Debt instrument, interest rate												6.18%			6.18%	6.18%
Extinguishment of debt, amount | NOK			NOK 82,000,000
Net gain/(loss) on debt extinguishment		4,000,000
Senior Unsecured Bond | NOK1,500 Million Floating Interest Rate Bond | Norwegian Interbank Offered Rate (NIBOR)
Debt Instrument [Line Items]
Basis spread on variable rate							4.40%
Description of variable rate basis							NIBOR
$350 million fixed interest rate bond
Debt Instrument [Line Items]
Debt, face amount		350,000,000										$ 350,000,000	350,000,000				$ 350,000,000
Maturity of debt										5 years
Maturity date of debt										October 2015
Basis spread on variable rate										6.50%
Debt repurchased																							$ 8,000,000
Debt outstanding												342,000,000
Convertible bonds due 2017
Debt Instrument [Line Items]
Debt, face amount				$ 650,000,000						$ 650,000,000
Maturity date of debt										October 2017
Fixed interest rate				3.375%						3.375%
Original amount of debt converted				$ 649,000,000
Debt outstanding				$ 1,000,000
Number of banking days										10 days
Conversion price (in dollars per share) | $ / shares				$ 27.69						$ 38.92
Percentage of common shares premium										30.00%
Convertible bonds allocated to bond equity										$ 121,000,000
Convertible bonds allocated to bond liability										$ 529,000,000
Incentive payment per $100,000 of principal				$ 12,102.95
Number of shares issued due to conversion of convertible debt instruments (in shares) | shares				23.8
Conversion of convertible bond				$ 893,000,000
Gains (Losses) on incentive payment offer												79,000,000
Net gain/(loss) on debt extinguishment												(16,000,000)
Loss on conversion of debt in APIC				$ (278,000,000)								278,000,000
Payments for incentive payment offer												69,000,000
Convertible Bond | Convertible bonds due 2017
Debt Instrument [Line Items]
Debt Instrument, Cleanup Call Provision, Percent of Principal Repaid				90.00%
Floating interest rate bonds
Debt Instrument [Line Items]
Debt, face amount | NOK								NOK 1,800,000,000							NOK 1,800,000,000				NOK 1,800,000,000
$1,000 million fixed interest bond
Debt Instrument [Line Items]
Debt, face amount		1,000,000,000							$ 1,000,000,000			1,000,000,000	1,000,000,000
Maturity of debt									5 years
Maturity date of debt									September 2017
Fixed interest rate						6.125%			5.625%
Debt repurchased												52,000,000
Net gain/(loss) on debt extinguishment												8,000,000
Senior Notes
Debt Instrument [Line Items]
Net gain/(loss) on debt extinguishment												8,000,000	23,000,000
Senior Notes | US$600 Million Senior Unsecured Bond
Debt Instrument [Line Items]
Percent of principal amount of debt purchased											27.50%
Debt repurchased | NOK															NOK 47,000,000
Debt outstanding											$ 165,000,000	187,000,000
Repayment of long-term debt					$ 25,000,000
Net gain/(loss) on debt extinguishment												$ 16,000,000
Percent of principal amount of debt owned												31.10%			31.10%	31.10%
Senior Notes | SEK1,500 Million Senior Unsecured Bond
Debt Instrument [Line Items]
Debt, face amount | SEK						SEK 1,500,000,000										SEK 1,500,000,000				SEK 1,500,000,000
Senior Notes | SEK1,500 Million Senior Unsecured Bond | STIBOR
Debt Instrument [Line Items]
Basis spread on variable rate						3.25%
Description of variable rate basis						STIBOR
Debt instrument, interest rate												5.20%			5.20%	5.20%
North Atlantic Drilling | Senior Notes | US$600 Million Senior Unsecured Bond
Debt Instrument [Line Items]
Debt, face amount		$ 600,000,000										$ 600,000,000	$ 600,000,000								$ 600,000,000
Debt instrument, interest rate																					6.25%

[1]	In July 2014, the Company launched a voluntary incentive payment offer to convert any and all of the $650 million principal amount of 3.375% convertible bonds. Holders converted at the contractual conversion price of $27.69 per share and received an incentive payment of $12,102.95 per $100,000 principal amount of bond held. As a result of the transaction, the number of common shares outstanding in the Company increased by 23.8 million shares, with an increase to equity of $893 million. $278 million of the total consideration transferred on conversion was allocated to the reacquisition of the embedded conversion option and recognized as a reduction of stockholders’ equity.